Related parties (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
schedule of key management personnel

	2025	2024	2023
	€’000	€’000	€’000
Basic salary*	757	1,081	1,453
Short-term employee benefits*	-	109	303
Discretionary Bonus**	869	-	-
Other long-term benefits	-	-	55
Share-based compensation	941	1,605	1,947
	2,567	2,795	3,758

*	This amount includes salaries accrued and not paid at the year end
**	This amount was largely granted due to the QIND board of directors’ determination that: (i) Mr. Backwell and other QIND managers’ salaries were significantly below market for their position in 2024, and Mr. Backwell received no salary from QIND during 2023 and previous years.